UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5848

                             The Gabelli Value Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                  --------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                        ------------------------

                   Date of fiscal year end: December 31, 2003
                                        ------------------------

                     Date of reporting period: June 30, 2003
                                              ------------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           THE GABELLI VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                             COST          VALUE
     ------                             ----         ------
              COMMON STOCKS -- 98.9%
              AEROSPACE -- 1.4%
     130,000  Lockheed Martin Corp. $  2,724,000 $    6,184,100
     108,000  Northrop Grumman
                Corp.+ .............  10,161,534      9,319,320
                                    ------------ --------------
                                      12,885,534     15,503,420
                                    ------------ --------------
              AGRICULTURE -- 1.1%
   1,000,000  Archer-Daniels-
                Midland Co. (a) ....  12,048,392     12,870,000
                                    ------------ --------------
              AUTOMOTIVE -- 0.2%
      36,000  China Yuchai
                International Ltd. .     275,781        239,400
      40,000  General Motors Corp. .   1,928,300      1,440,000
                                    ------------ --------------
                                       2,204,081      1,679,400
                                    ------------ --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.8%
     250,000  Dana Corp. ...........   5,350,121      2,890,000
     750,000  GenCorp Inc. .........   7,790,788      6,667,500
     190,000  Genuine Parts Co. ....   4,329,694      6,081,900
     229,000  Modine Manufacturing
                Co. ................   6,856,974      4,435,730
                                    ------------ --------------
                                      24,327,577     20,075,130
                                    ------------ --------------
              AVIATION: PARTS AND SERVICES -- 0.6%
      45,000  Barnes Group Inc. ....      39,198        979,200
      11,000  Curtiss-Wright Corp.,
                Cl. B ..............     555,441        685,300
     276,000  Fairchild Corp.,
                Cl. A+ .............   2,662,551      1,112,280
      72,000  Sequa Corp., Cl. A+ ..   2,608,934      2,469,600
      33,000  Sequa Corp., Cl. B+ ..   1,651,343      1,364,880
                                    ------------ --------------
                                       8,317,467      6,611,260
                                    ------------ --------------
              BROADCASTING -- 3.6%
     175,000  Gray Television Inc. .   2,464,724      2,170,000
     154,000  Grupo Televisa SA,
                ADR ................   5,075,431      5,313,000
     706,000  Liberty Corp. ........  30,581,203     30,005,000
     320,000  Paxson Communications
                Corp.+ .............   2,934,250      1,916,800
      45,000  Young Broadcasting
                Inc., Cl. A+ .......     677,039        950,850
                                    ------------ --------------
                                      41,732,647     40,355,650
                                    ------------ --------------
              BUSINESS SERVICES -- 1.3%
     730,000  Cendant Corp.+ .......   6,855,360     13,373,600
      15,000  ChoicePoint Inc.+ ....     495,963        517,800
      20,000  Nashua Corp.+ ........     150,409        178,000
      12,000  National Processing
                Inc.+ ..............     129,035        192,960
                                    ------------ --------------
                                       7,630,767     14,262,360
                                    ------------ --------------
              CABLE -- 6.5%
     150,000  Adelphia Communications
                Corp., Cl. A+ ......     212,725         40,800
   2,725,000  Cablevision Systems Corp.,
                Cl. A+ .............  33,173,902     56,571,000
     100,000 Charter Communications
                Inc., Cl. A+ .......     444,380        397,000
     530,000  Comcast Corp., Cl. A+   15,282,164     15,995,400
                                    ------------ --------------
                                      49,113,171     73,004,200
                                    ------------ --------------

                                                     MARKET
     SHARES                             COST          VALUE
     ------                             ----         ------
              COMMUNICATIONS EQUIPMENT -- 1.4%
     600,000  Corning Inc.+ ........$  4,249,919 $    4,434,000
     890,000  Lucent Technologies
                Inc.+ ..............   4,231,067      1,806,700
     730,000  Motorola Inc. ........   9,216,496      6,883,900
     625,000  Nortel Networks Corp.+   3,395,790      1,687,500
      40,000  Scientific-Atlanta Inc.    370,950        953,600
                                    ------------ --------------
                                      21,464,222     15,765,700
                                    ------------ --------------
              COMPUTER HARDWARE -- 0.0%
       5,000  Hewlett-Packard Co. ..     127,000        106,500
                                    ------------ --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
     125,000  EMC Corp.+ ...........   1,941,907      1,308,750
                                    ------------ --------------
              CONSUMER PRODUCTS -- 2.7%
     370,000  Energizer Holdings
                Inc.+ ..............   7,784,003     11,618,000
     100,000  Gallaher Group plc,
                ADR ................   2,326,655      3,960,000
     230,000  Gillette Co. .........   6,835,983      7,327,800
         500  Givaudan SA ..........     135,440        210,403
     205,000  Hartmarx Corp.+ ......   1,148,026        612,950
      38,000  National Presto
                Industries Inc. ....   1,227,695      1,200,800
     292,000  Wolverine World
                Wide Inc. ..........   3,625,257      5,623,920
                                    ------------ --------------
                                      23,083,059     30,553,873
                                    ------------ --------------
              CONSUMER SERVICES -- 1.6%
     175,000  InterActive Corp.+ ...   1,306,905      6,924,750
     615,000  Rollins Inc. .........   7,044,605     11,592,750
                                    ------------ --------------
                                       8,351,510     18,517,500
                                    ------------ --------------
              DIVERSIFIED INDUSTRIAL -- 3.1%
      20,000  Acuity Brands Inc. ...     296,000        363,400
      50,000  Ampco-Pittsburgh Corp.     250,017        670,000
     205,000  Cooper Industries Ltd.,
                Cl. A ..............   9,344,542      8,466,500
     250,000  Crane Co. ............   6,419,412      5,657,500
      50,000  Harbor Global Co.
                Ltd.+ ..............     133,471        375,000
     545,000  Honeywell International
                Inc. ...............  18,106,108     14,633,250
      22,000  ITT Industries Inc. ..     755,139      1,440,120
     244,000  Katy Industries Inc.+    2,125,720      1,190,720
     100,100  Lamson & Sessions Co.+     661,387        482,482
     125,000  Walter Industries Inc.   1,095,097      1,468,750
      88,000  WHX Corp.+ ...........     732,897        184,800
                                    ------------ --------------
                                      39,919,790     34,932,522
                                    ------------ --------------
              ELECTRONICS -- 1.9%
     515,000  Agere Systems Inc.,
                Cl. B+ .............   1,721,838      1,184,500
     260,000  Cypress Semiconductor
                Corp.+ .............   1,744,512      3,120,000
     200,000  Texas Instruments Inc.   5,309,527      3,520,000
     160,000  Thermo Electron Corp.+   2,959,175      3,363,200
     600,000  Thomas & Betts Corp.+   11,898,325      8,670,000
      80,000  Tyco International
                Ltd. ...............   1,042,443      1,518,400
                                    ------------ --------------
                                      24,675,820     21,376,100
                                    ------------ --------------

                See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                             COST          VALUE
     ------                             ----         ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 2.9%
     125,000  ConocoPhillips .......$  6,990,122 $    6,850,000
     485,000  Duke Energy Corp. ....   8,899,750      9,675,750
       5,000  Halliburton Co. ......      65,891        115,000
     110,000  Kerr-McGee Corp. .....   5,557,246      4,928,000
     440,000  Mirant Corp.+ ........   3,828,172      1,276,000
     110,000  NiSource Inc.+ .......     220,000        244,200
     400,000  Northeast Utilities ..   7,495,890      6,696,000
      95,200  Progress Energy Inc.,
                CVO+ (b) ...........      49,504          9,996
     160,000  Southwest Gas Corp. ..   3,115,981      3,388,800
                                    ------------ --------------
                                      36,222,556     33,183,746
                                    ------------ --------------
              ENTERTAINMENT -- 18.9%
   1,100,000  AOL Time Warner Inc.+   16,084,836     17,699,000
      40,000  Dover Motorsports Inc.     202,064        164,000
     214,000  GC Companies Inc.+ ...     233,260         32,100
     700,000  Gemstar-TV Guide
                International Inc.+    4,407,807      3,563,000
   4,050,000  Liberty Media Corp.,
                Cl. A+ (a) .........  38,424,241     46,818,000
     775,000  Metro-Goldwyn-Mayer
                Inc.+ ..............   9,971,206      9,625,500
     215,000  The Walt Disney Co. ..   4,392,401      4,246,250
   2,678,300  Viacom Inc.,
                Cl. A+ (a) .........  61,093,025    117,041,710
     744,000  Vivendi Universal
                SA, ADR+ ...........  13,708,207     13,719,360
      70,000  World Wrestling
                Entertainment Inc. .     800,629        720,300
                                    ------------ --------------
                                     149,317,676    213,629,220
                                    ------------ --------------
              ENVIRONMENTAL SERVICES -- 1.4%
     120,000  Allied Waste
                Industries Inc.+ ...     994,440      1,206,000
     240,000  Republic Services
                Inc.+ ..............   4,203,761      5,440,800
     380,000  Waste Management Inc.    7,707,609      9,154,200
                                    ------------ --------------
                                      12,905,810     15,801,000
                                    ------------ --------------
              EQUIPMENT AND SUPPLIES -- 4.5%
     221,500  CIRCOR International
                Inc. ...............   2,415,775      3,949,345
      75,000  Deere & Co. ..........   2,630,653      3,427,500
     400,000  Flowserve Corp.+ .....   6,040,974      7,868,000
     115,000  Gerber Scientific
                Inc.+ ..............     803,697        765,900
     312,000  GrafTech International
                Ltd.+ ..............   4,098,368      1,700,400
     655,000  Navistar International
                Corp.+ .............  17,447,301     21,372,650
      20,000  SL Industries Inc.+ ..     143,270        133,500
     185,000  Sybron Dental
                Specialties Inc.+ ..   3,346,186      4,366,000
     410,000  Watts Industries Inc.,
                Cl. A ..............   5,134,450      7,318,500
                                    ------------ --------------
                                      42,060,674     50,901,795
                                    ------------ --------------
              FINANCIAL SERVICES -- 2.1%
     475,000  American Express Co. .  16,782,362     19,859,750
      35,000  Deutsche Bank AG, ADR    2,126,212      2,254,700
     200,000  Phoenix Companies Inc.   2,672,978      1,806,000
                                    ------------ --------------
                                      21,581,552     23,920,450
                                    ------------ --------------

                                                     MARKET
     SHARES                             COST          VALUE
     ------                             ----         ------
              FOOD AND BEVERAGE -- 5.8%
     270,000  Corn Products
                International Inc. .$  6,989,826 $    8,108,100
     299,986  Del Monte Foods Co.+ .   2,369,988      2,651,876
     222,000  Diageo plc, ADR ......   8,515,247      9,714,720
     697,500  Flowers Foods Inc. ...   6,508,281     13,782,600
      68,000  Fomento Economico
                Mexicano SA de CV,
                ADR ................   2,431,606      2,801,600
     250,000  Heinz (H.J.) Co. .....   8,864,372      8,245,000
       8,000  Hershey Foods Corp. ..     504,765        557,280
     130,000  Kerry Group plc,
                Cl. A ..............   1,478,133      2,000,413
   1,450,000  PepsiAmericas Inc. ...  18,629,473     18,212,000
                                    ------------ --------------
                                      56,291,691     66,073,589
                                    ------------ --------------
              HEALTH CARE -- 0.4%
      35,000  Apogent Technologies
                Inc.+ ..............     700,154        700,000
     145,000  IVAX Corp.+ ..........   1,681,402      2,588,250
      65,000  Sola International
                Inc.+ ..............     733,975      1,131,000
                                    ------------ --------------
                                       3,115,531      4,419,250
                                    ------------ --------------
              HOTELS AND GAMING -- 3.2%
     510,000  Aztar Corp.+ .........   4,177,742      8,216,100
      84,000  Dover Downs Gaming &
                Entertainment Inc. .     923,046        777,000
     290,000  Gaylord Entertainment
                Co.+ ...............   8,226,926      5,675,300
   4,000,000  Hilton Group plc .....  14,966,082     12,145,214
     760,000  Hilton Hotels Corp. ..   6,198,944      9,720,400
                                    ------------ --------------
                                      34,492,740     36,534,014
                                    ------------ --------------
              METALS AND MINING -- 2.3%
     335,000  Barrick Gold Corp. ...   3,149,897      5,996,500
     127,820  Kinross Gold Corp.+ ..   1,269,134        862,785
     490,000  Newmont Mining Corp. .   9,514,848     15,905,400
     215,000  Placer Dome Inc. .....   2,020,400      2,638,050
     365,000  Royal Oak Mines Inc.+      533,235          1,460
                                    ------------ --------------
                                      16,487,514     25,404,195
                                    ------------ --------------
              PAPER AND FOREST PRODUCTS -- 0.5%
      27,000  MeadWestvaco Corp. ...     776,638        666,900
     280,000  Pactiv Corp.+ ........   2,767,222      5,518,800
                                    ------------ --------------
                                       3,543,860      6,185,700
                                    ------------ --------------
              PUBLISHING -- 11.2%
     220,000  Belo Corp., Cl. A ....   3,815,973      4,919,200
   1,455,000  Media General Inc.,
                Cl. A ..............  28,667,001     83,226,000
      90,000  Meredith Corp. .......   1,800,031      3,960,000
     367,700  PRIMEDIA Inc.+ .......   1,212,817      1,121,485
     500,000  Reader's Digest
                Association Inc. ...   8,668,763      6,740,000
     158,000  Scripps (E.W.) Co.,
                Cl. A ..............  10,417,628     14,017,760
     260,000  Tribune Co. ..........  10,260,871     12,558,000
                                    ------------ --------------
                                      64,843,084    126,542,445
                                    ------------ --------------

                See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
     SHARES                             COST          VALUE
     ------                             ----         ------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 1.0%
     427,200  Catellus Development
                Corp.+ .............$  6,579,594 $    9,398,400
     130,000  Griffin Land &
                Nurseries Inc.+ ....   1,463,689      1,794,650
                                    ------------ --------------
                                       8,043,283     11,193,050
                                    ------------ --------------
              RETAIL -- 2.4%
      50,000  Albertson's Inc. .....   1,360,380        960,000
     740,000  AutoNation Inc.+ .....   5,516,541     11,632,800
       1,000  Blockbuster Inc.,
                Cl. A ..............      12,700         16,850
      20,000  Burlington Coat Factory
                Warehouse Corp. ....     299,506        358,000
     130,000  Ingles Markets Inc.,
                Cl. A ..............   1,562,910      1,313,000
     130,000  Lillian Vernon Corp.+    1,859,182        939,900
     255,000  Neiman Marcus Group Inc.,
                Cl. B+ .............   6,720,675      8,797,500
     170,000  Safeway Inc.+ ........   4,704,711      3,478,200
                                    ------------ --------------
                                      22,036,605     27,496,250
                                    ------------ --------------
              SATELLITE -- 0.5%
     365,000  General Motors Corp.,
                Cl. H+ .............   7,518,058      4,675,650
      40,000  Loral Space &
                Communications Ltd.+     650,452        122,000
      20,000  PanAmSat Corp.+ ......     280,232        368,600
                                    ------------ --------------
                                       8,448,742      5,166,250
                                    ------------ --------------
              SPECIALTY CHEMICALS -- 1.2%
     200,000  Ferro Corp. ..........   4,195,593      4,506,000
     895,000  Hercules Inc.+ .......  13,789,266      8,860,500
                                    ------------ --------------
                                      17,984,859     13,366,500
                                    ------------ --------------
              TELECOMMUNICATIONS -- 6.4%
     570,000  AT&T Corp. (a) .......  18,148,011     10,972,500
     110,000  CenturyTel Inc. ......   3,417,904      3,833,500
   1,000,000  Cincinnati Bell Inc.+    6,474,522      6,700,000
     260,000  Citizens Communications
                Co.+ ...............   3,044,344      3,351,400
     185,700  Commonwealth Telephone
                Enterprises Inc.+ ..   3,880,536      8,165,229
   2,000,000  Qwest Communications
                International Inc.+    6,075,670      9,560,000
     200,000  Rogers Communications
                Inc., Cl. B, ADR ...   3,324,238      3,210,000
   1,335,000  Sprint Corp. -
                FON Group ..........  22,393,212     19,224,000
     190,000  Verizon
                Communications Inc.    7,340,692      7,495,500
                                    ------------ --------------
                                      74,099,129     72,512,129
                                    ------------ --------------
              TRANSPORTATION -- 0.0%
      85,000  Grupo TMM SA de CV,
                Cl. A, ADR+ ........     813,566        187,000
                                    ------------ --------------

                                                     MARKET
     SHARES                             COST          VALUE
     ------                             ----         ------
              WIRELESS COMMUNICATIONS -- 6.9%
   1,820,001  AT&T Wireless
                Services Inc.+ .....$ 18,352,793 $   14,942,208
     770,000  Nextel Communications
                Inc., Cl. A+ .......  11,688,710     13,921,600
     380,000  Rogers Wireless
                Communications Inc.,
                Cl. B+ .............   5,763,526      6,422,000
     770,000  Sprint Corp. -
                PCS Group+ .........   7,118,760      4,427,500
   1,200,000  Telecom Italia
                Mobile SpA .........   8,333,209      5,911,670
     661,000  Telephone & Data
                Systems Inc. .......  29,959,601     32,851,700
                                    ------------ --------------
                                      81,216,599     78,476,678
                                    ------------ --------------
              TOTAL COMMON STOCKS .. 931,328,415  1,117,915,626
                                    ------------ --------------
              PREFERRED STOCKS -- 1.0%
              PUBLISHING -- 1.0%
     450,000  News Corp. Ltd.,
                Pfd., ADR ..........  13,521,021     11,272,500
                                    ------------ --------------
    PRINCIPAL
     AMOUNT
    ---------
              REPURCHASE AGREEMENT -- 0.0%
 $  194,000   State Street Bank and Trust Co.,
                1.080%, dated 6/30/03, due
                07/01/03, proceeds at
                maturity, $194,006 (c)   194,000        194,000
                                    ------------ --------------
              TOTAL INVESTMENTS --
                99.9% ..............$945,043,436  1,129,382,126
                                    ============
              OTHER ASSETS AND
                 LIABILITIES (NET) -- 0.1% ......       865,970
                                                 --------------
              NET ASSETS -- 100.0% ..............$1,130,248,096
                                                 ==============
              SECURITIES SOLD SHORT
     SHARES   COMMON STOCKS           PROCEEDS    MARKET VALUE
     ------   -------------           --------    ------------
  1,123,000   Viacom Inc., Cl. B+ ..$(48,063,230)$  (49,030,180)
                                    ============ ==============
-----------------
              For Federal tax purposes:
              Aggregate cost ................... $  945,043,436
                                                 ==============
              Gross unrealized appreciation .... $  267,511,179
              Gross unrealized depreciation ....    (83,172,488)
                                                 --------------
              Net unrealized appreciation/
               (depreciation) .................. $  184,338,690
                                                 ==============
-----------------
(a) At June 30, 2003, all or a portion of these shares were pledged as collateral for securities sold short.
(b)   Securities fair valued under procedures established by the
      Board of Directors.
(c) Collateralized by U.S. Treasury Note, 3.375%, due 04/30/04, market value $199,930.
 +    Non-income producing security.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $945,043,436) ..     $ 1,129,382,126
  Receivable for investments sold ............          49,925,970
  Deposit on account with broker .............             682,469
  Dividends and interest receivable ..........             749,648
  Receivable for Fund shares sold ............             525,075
  Other assets ...............................              87,807
                                                   ---------------
  TOTAL ASSETS ...............................       1,181,353,095
                                                   ---------------
LIABILITIES:
  Securities sold short (proceeds $48,063,230)          49,030,180
  Payable for Fund shares redeemed ...........             490,050
  Payable for investment advisory fees .......             943,435
  Payable for distribution fees ..............             139,334
  Other accrued expenses and liabilities .....             502,000
                                                   ---------------
  TOTAL LIABILITIES ..........................          51,104,999
                                                   ---------------
  NET ASSETS applicable to 72,674,279
    shares outstanding .......................     $ 1,130,248,096
                                                   ===============
NET ASSETS CONSIST OF:
  Capital stock, at par value ................     $        72,674
  Additional paid-in capital .................         951,368,826
  Accumulated net investment income/(loss) ...          (1,405,598)
  Accumulated net realized gain/(loss) on
    investments, futures contracts and
    foreign currency transactions ............          (3,160,117)
  Net unrealized appreciation/(depreciation)
    on foreign currency transactions .........                 571
  Net unrealized appreciation/(depreciation)
    on securities sold short .................            (966,950)
  Net unrealized appreciation/(depreciation)
    on investments ...........................         184,338,690
                                                   ---------------
  NET ASSETS .................................     $ 1,130,248,096
                                                   ===============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Shares of capital stock outstanding:
    ($0.001 par value) .......................          71,022,849
                                                   ===============
  Net asset value and redemption price per share            $15.56
                                                            ======
  Maximum sales charge .......................               5.50%
                                                            ======
  Maximum offering price per share (NAV (DIVIDE) 0.945,
    based on maximum sales charge of 5.50%
    of the offering price at June 30, 2003) ..               $16.47
                                                             ======
  CLASS B:
  Shares of capital stock outstanding:
    ($0.001 par value) .......................             957,996
                                                           =======
  Net Asset Value and offering price per share              $15.19(a)
                                                            ======
  CLASS C:
  Shares of capital stock outstanding:
    ($0.001 par value) .......................             693,434
                                                           =======
  Net Asset Value and offering price per share              $15.20(a)
                                                            ======

--------------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $85,449)      $   5,782,667
  Interest ...................................            64,259
  Other Income ...............................           405,993
                                                   -------------
  TOTAL INVESTMENT INCOME ....................         6,252,919
                                                   -------------
EXPENSES:
  Investment advisory fees ...................         5,173,731
  Distribution fees ..........................         1,374,968
  Shareholder services fees ..................           562,899
  Shareholder communications expenses ........           154,503
  Custodian fees .............................            65,538
  Registration fees ..........................            40,964
  Directors' fees ............................            35,351
  Legal and audit fees .......................            26,688
  Miscellaneous expenses .....................           223,875
                                                   -------------
  TOTAL EXPENSES .............................         7,658,517
                                                   -------------
  NET INVESTMENT LOSS ........................        (1,405,598)
                                                   -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS,
  PUT OPTIONS PURCHASED, SECURITIES SOLD
  SHORT TRANSACTIONS AND FUTURES TRANSACTIONS:
  Net realized gain/(loss) on investments,
    foreign currency, call options and
    futures transactions .....................         5,220,625
  Net change in unrealized appreciation/
    (depreciation) on investments, foreign
    currency, call options and futures
    transactions .............................       123,714,783
                                                   -------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS)
    ON INVESTMENTS, FOREIGN CURRENCY, CALL
    OPTIONS AND FUTURES TRANSACTIONS .........       128,935,408
                                                   -------------
  NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ................     $ 127,529,810
                                                   =============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2003         YEAR ENDED
                                                                              (UNAUDITED)       DECEMBER 31, 2002
                                                                           ----------------     -----------------
OPERATIONS:
  Net investment income/(loss) ........................................     $    (1,405,598)     $    (3,371,336)
  Net realized gain/(loss) on investments, foreign currency,
    call options and futures transactions .............................           5,220,625           (4,681,764)
  Net change in unrealized appreciation/(depreciation) of investments,
    foreign currency, call options and futures transactions ...........         123,714,783         (206,526,289)
                                                                            ---------------      ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....         127,529,810         (214,579,389)
                                                                            ---------------      ---------------
CAPITAL SHARE TRANSACTIONS
    Class A ...........................................................         (44,074,172)         (32,042,446)
    Class B ...........................................................           2,492,824            6,732,522
    Class C ...........................................................           1,276,771            5,261,830
                                                                            ---------------      ---------------
  Net increase/(decrease) in net assets from capital share transactions         (40,304,577)         (20,048,094)
                                                                            ---------------      ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS ...............................          87,225,233         (234,627,483)
                                                                            ---------------      ---------------
NET ASSETS:
  Beginning of period .................................................       1,043,022,863        1,277,650,346
                                                                            ---------------      ---------------
  End of period .......................................................     $ 1,130,248,096      $ 1,043,022,863
                                                                            ===============      ===============

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. At June 30, 2003, there were no open options. The Fund did not purchase or write any options in the first six months of the year.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2002 of $966,393. The capital loss carryforward is available to reduce future distributions of net capital gains to shareholders through 2010.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Directors has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $118,533 for Class A Shares, or 0.25% of average daily net assets, the annual limitation under the Plan. Class B and Class C Shares incurred distribution and service costs of $11,967 and $8,834, respectively, or 1.00% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short term securities, aggregated $56,959,708 and $93,270,336, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $299,647 to Gabelli & Company, Inc. and its affiliates. During the six months ended June 30, 2003, Gabelli & Company, Inc. informed the Fund that it received $118,411 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. For the six months ended June 30, 2003, the Gabelli Value Fund Inc. reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

7. CAPITAL STOCK TRANSACTIONS. The Fund offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase.

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED                    YEAR ENDED
                                                              JUNE 30, 2003                  DECEMBER 31, 2002
                                                       --------------------------      ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                       ----------   -------------      -----------    -------------
                                                                 CLASS A                          CLASS A
                                                       --------------------------      ----------------------------
Shares sold ..........................................  5,533,203   $  78,283,523       14,293,074    $ 214,124,829
Shares issued upon reinvestment of dividends .........         --              --               --               --
Shares redeemed ...................................... (8,696,120)   (122,357,696)     (17,291,816)    (246,167,275)
                                                       ----------   -------------      -----------    -------------
    Net increase/(decrease) .......................... (3,162,917)  $ (44,074,173)      (2,998,742)   $ (32,042,446)
                                                       ==========   =============      ===========    =============

                                                                CLASS B                           CLASS B
                                                       --------------------------      ----------------------------
Shares sold ..........................................    348,928   $   4,782,322          564,409    $   8,469,392
Shares issued upon reinvestment of dividends .........         --              --               --               --
Shares redeemed ......................................   (166,235)     (2,289,498)        (128,374)      (1,736,870)
                                                       ----------   -------------      -----------    -------------
    Net increase/(decrease) ..........................    182,693   $   2,492,824          436,035    $   6,732,522
                                                       ==========   =============      ===========    =============

                                                                CLASS C                           CLASS C
                                                       --------------------------      ----------------------------
Shares sold ..........................................    207,337   $   2,837,809          420,687    $   6,400,274
Shares issued upon reinvestment of dividends .........         --              --               --               --
Shares redeemed ......................................   (110,304)     (1,561,038)         (81,023)      (1,138,444)
                                                       ----------   -------------      -----------    -------------
    Net increase/(decrease) ..........................     97,033   $   1,276,771          339,664    $   5,261,830
                                                       ==========   =============      ===========    =============

8. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended June 30, 2003, is set forth below:

                                                                                                            PERCENT
                                             NET                                                             OWNED
                              BEGINNING    SHARES      ENDING    REALIZED   DIVIDEND       VALUE AT        OF SHARES
                               SHARES       SOLD       SHARES      GAIN      INCOME      JUNE 30, 2003    OUTSTANDING
                              ---------    ------      ------    --------   --------     -------------    -----------
Media General Inc., Cl. A     1,462,000     7,000     1,455,000  $262,558   $553,090     $83,226,000         6.38%
                                                                 ========   ========     ===========

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                              INCOME
                                    FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                           -------------------------------------------    -------------------------------------
                                               Net
               Net Asset                  Realized and        Total                      Net                     Net Asset
  Period        Value,            Net      Unrealized          from          Net      Realized                    Value,
   Ended      Beginning     Investment    Gain (Loss) on    Investment    Investment   Gain on        Total       End of
December 31   of Period    Income (Loss)    Investments     Operations      Income   Investments  Distributions   Period
-----------   ---------    -------------  --------------    ----------    ---------- -----------  -------------  ---------
CLASS A
   2003(a)(f)   $13.81        $(0.02)         $ 1.77          $ 1.75          --           --            --       $15.56
   2002(a)       16.43         (0.04)          (2.58)          (2.62)         --           --            --        13.81
   2001(a)       16.13         (0.05)           0.93            0.88          --       $(0.58)       $(0.58)       16.43
   2000(a)       19.45         (0.03)          (1.54)          (1.57)         --        (1.75)        (1.75)       16.13
   1999          16.08         (0.06)           5.15            5.09          --        (1.72)        (1.72)       19.45
   1998          14.30         (0.05)           3.32            3.27          --        (1.49)        (1.49)       16.08
CLASS B
   2003(a)(f)    13.53         (0.07)           1.73            1.66          --           --            --        15.19
   2002(a)       16.23         (0.14)          (2.56)          (2.70)         --           --            --        13.53
   2001(a)       16.07         (0.18)           0.92            0.74          --        (0.58)        (0.58)       16.23
   2000(a)(b)    18.20         (0.14)          (0.24)          (0.38)         --        (1.75)        (1.75)       16.07
CLASS C
   2003(a)(f)    13.54         (0.07)           1.73            1.66          --           --            --        15.20
   2002(a)       16.24         (0.14)          (2.56)          (2.70)         --           --            --        13.54
   2001(a)       16.07         (0.18)           0.93            0.75          --        (0.58)        (0.58)       16.24
   2000(a)(b)    18.20         (0.14)          (0.24)          (0.38)         --        (1.75)        (1.75)       16.07

                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ---------------------------------------------------------
                                          Net              Net
                        Net Assets    Investment         Operating
  Period                  End of    Income (Loss) to    Expenses to     Portfolio
   Ended       Total      Period      Average Net        Average Net   Turnover
December 31   Return+   (in 000's)      Assets             Assets        Rate
-----------   -------   ----------- ----------------    ------------   ----------
CLASS A
   2003(a)(f)   12.7%   $1,105,149      (0.26)%(e)         1.43%(e)         5%
   2002(a)     (16.0)    1,024,452      (0.28)             1.40(d)         16
   2001(a)       5.4     1,267,975      (0.30)             1.40(c)         29
   2000(a)      (7.9)    1,158,085      (0.14)             1.37(c)         66
   1999         31.9     1,205,320      (0.40)             1.38            59
   1998         23.2       798,812      (0.41)             1.40            46
CLASS B
   2003(a)(f)   12.3        14,555      (1.01)(e)          2.18(e)          5
   2002(a)     (16.6)       10,493      (1.01)             2.16(d)         16
   2001(a)       4.6         5,505      (1.10)             2.19(c)         29
   2000(a)(b)   (1.9)          681      (0.89)(e)          2.12(c)(e)      66
CLASS C
   2003(a)(f)   12.3        10,544      (1.00)(e)          2.18(e)          5
   2002(a)     (16.6)        8,078      (1.01)             2.16(d)         16
   2001(a)       4.6         4,170      (1.08)             2.19(c)         29
   2000(a)(b)   (1.9)          566      (0.89)(e)          2.12(c)(e)      66

--------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average daily shares outstanding method.
(b) From the commencement of offering on March 1, 2000.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.36% (Class A), 2.11% (Class B), and 2.11% (Class C) for 2000 and 1.39% (Class A), 2.18% (Class B), and 2.18%
    (Class C) for 2001.
(d) For the fiscal year ended December 31, 2002, the effect of the custodian fee credits was minimal.
(e) Annualized.
(f) For the period ending June 30, 2003, unaudited.

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                           Karl Otto Pohl
CHAIRMAN AND CHIEF                              FORMER PRESIDENT
INVESTMENT OFFICER                              DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                             Anthony R. Pustorino
ATTORNEY-AT-LAW                                 CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                       PROFESSOR EMERITUS
                                                PACE UNIVERSITY

Robert J. Morrissey                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 VICE PRESIDENT/MEDICAL AFFAIRS
MORRISSEY, HAWKINS & LYNCH                      LAWRENCE HOSPITAL CENTER

                                    OFFICERS
Bruce N. Alpert                                 Gus Coutsouros
PRESIDENT                                       VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                    CUSTODIAN
                      Boston Safe Deposit and Trust Company

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                            Willkie Farr & Gallagher

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB409Q203SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                        THE
                        GABELLI
                        VALUE
                        FUND
                        INC.


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 10. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Value Fund
                ------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                          ------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Bruce N. Alpert
                          ------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       09/03/03
    ------------------------------------------------

By (Signature and Title)*  /s/ Gus A. Coutsouros
                          ------------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                       09/03/03
    ------------------------------------------------


* Print the name and title of each signing officer under his or her signature.